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                     VALUE LINE SMALL-CAP GROWTH FUND, INC.
                    SUPPLEMENT TO AUGUST 1, 1999 PROSPECTUS

    Effective February 1, 2000, the Fund's name has changed to "Value Line Emerging Opportunities Fund, Inc."